CASH (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Bank balances and cash	$ 2,959,219	$ 4,407,246	$ 2,431,893	[1]	$ 772,977	[1]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").